Note 11 - Major Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

NOTE 12. Major Customers

Lion Oil Trading and Transportation, LLC (“Lion”) accounted for approximately 95% of the Company’s revenues during the six months ended June 30, 2021. Enlink Crude Purchasing, LLC and Lion accounted for approximately 76% and 16%, respectively, of the Company’s revenues during the six months ended June 30, 2020. Based on the current demand for oil and natural gas and the availability of other purchasers, management believes the loss of these major purchasers would not have a material adverse effect on our financial condition and results of operations because crude oil and natural gas are fungible products with well-established markets and numerous purchasers.

NOTE 11. Major Customers

Lion Oil Trading and Transportation, LLC purchased approximately 98% of the Company’s crude oil, natural gas and natural gas liquids during the period from August 22, 2020 through December 31, 2020. Lion Oil Trading and Transportation, LLC and Enlink Crude Purchasing, LLC purchased approximately 49% and 44%, respectively, of the Company’s crude oil, natural gas and natural gas liquids during the period from January 1, 2020 through August 21, 2020. Based on the current demand for oil and natural gas and the availability of other purchasers, management believes the loss of these major purchasers would not have a material adverse effect on our financial condition and results of operations because crude oil and natural gas are fungible products with well-established markets and numerous purchasers.